EARNINGS PER SHARE (Tables)	12 Months Ended
Jan. 31, 2023
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Income per Common Share	The following table summarizes the calculation of basic and diluted net income per ordinary share attributable to Cognyte for the years ended January 31, 2023, 2022, and 2021:

	Year Ended January 31,
(in thousands except share and per share data)	2023	2022	2021
Net (loss) income	$(109,951)	$(10,256)	$20,310
Net income attributable to noncontrolling interest	4,181	4,634	6,107
Net (loss) income attributable to Cognyte Software Ltd.	$(114,132)	$(14,890)	$14,203

Ordinary shares outstanding:
Basic shares	67,924	66,570	65,773
Effective of dilutive shares	—	—	—
Diluted shares	67,924	66,570	65,773

Net (loss) income per share attributable to Cognyte Software Ltd.:
Basic and diluted	$(1.68)	$(0.22)	$0.22